Liquidity (Details Narrative)	1 Months Ended				12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Working capital					$ 1,400,000	$ 2,200,000
Additional paid in capital					23,382,842
Capital contribution from shareholders	$ 38,100,000		$ 38,100,000		23,382,842	11,501,028
Repayments of shareholders loan					7,182,456
Borrowings from shareholders loan					9,626,917	$ 4,105,698	$ 6,573,785
January 31, 2018 and February 2, 2018 [Member]
Proceeds from initial public offering					18,400,000
RMB [Member]
Additional paid in capital					160,000,000
Capital contribution from shareholders		¥ 260,000,000		¥ 260,000,000	$ 260,000,000